CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	11 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Cash Flows from Operating Activities:
Net loss	$ (15,294,860)	$ (12,898,082)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account	(201,441)	(167,045)
Unrealized gain on marketable securities held in Trust Account	(8,012)	(6,715)
Transaction costs associated with the Initial Public Offering	671,901
Change in fair value of warrant liabilities	12,406,208	(7,602,367)
Changes in operating assets and liabilities:
Prepaid expenses	(65,973)	52,470
Accounts payable and accrued expenses	1,630,832	20,175,095
Net cash used in operating activities	(861,345)	(446,644)
Cash Flows from Investing Activities:
Cash withdrawn from Trust Account to pay for franchise taxes		176,006
Investment of cash into Trust Account	(276,000,000)
Net cash provided by (used in) investing activities	(276,000,000)	176,006
Cash Flows from Financing Activities:
Proceeds from issuance of Class B common stock to Sponsor	25,000
Proceeds from sale of Units, net of underwriting discounts paid	270,480,000
Proceeds from sale of Private Placement Warrants	7,520,000
Proceeds from promissory note - related party	150,000
Repayment of promissory note - related party	(150,000)
Payment of offering costs	(671,828)
Net cash provided by financing activities	277,353,172
Net Change in Cash	491,827	(270,638)
Cash - Beginning of period		491,827
Cash - End of period	491,827	221,189
Non-Cash investing and financing activities:
Remeasurement of Class A common stock to redemption amount	26,667,374	$ 33,447
Deferred underwriting fee payable	9,660,000
Initial classification of warrant liability	$ 17,695,600